Long-term prepayments (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense, Noncurrent [Abstract]
Summary of long-term prepayments

The following is a summary of long-term prepayments:

	As of December 31,
	2014	2015
	US$	US$
Prepayment for purchase of property and equipment	16,883	99,774
Investment in Guazi Convertible Note	—	47,310
Prepayment for acquisition and investments	611	5,420
Rental deposits	1,436	3,510
Long-term prepaid rental	2,097	59
Others	—	3,251
Total	21,027	159,324